Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000007303 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		6.94%	(0.09%)	2.38%
C000007302 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		7.17%	0.15%	2.63%
C000007306 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		12.85%	11.15%	12.93%
C000007307 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		12.57%	10.87%	12.65%
C000007311 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		10.91%	6.16%	7.36%
C000007310 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		11.16%	6.42%	7.63%
C000007312 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		15.01%	7.64%	9.49%
C000007313 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		14.76%	7.38%	9.22%
C000007315 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		12.77%	9.69%	9.77%
C000007314 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		13.01%	9.95%	10.05%
C000007316 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		12.19%	11.10%	15.60%
C000007317 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		11.90%	10.82%	15.31%
C000007319 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		13.28%	5.45%	8.64%
C000007318 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		13.59%	5.72%	8.91%
C000007324 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		13.57%	11.33%	12.49%
C000007325 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		13.32%	11.06%	12.21%
C000007327 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		3.40%	3.03%	11.32%
C000007326 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		3.66%	3.26%	11.60%
C000007329 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		12.96%	(0.28%)	10.74%
C000007330 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		12.56%	(0.54%)	10.46%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
Standard And Poor s 500 Stock Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Average Annual Return, Percent	[2]	17.88%	14.42%	14.82%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[3],[4]	17.15%	13.15%	14.29%
MSCI World Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net div)
Average Annual Return, Percent	[5]	21.09%	12.15%	12.17%
C000007311 MFS Total Return Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Total Return Blended Index
Average Annual Return, Percent	[6]	13.70%	8.47%	9.78%
C000007310 MFS Total Return Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Total Return Blended Index
Average Annual Return, Percent	[7]	13.70%	8.47%	9.78%
C000007311 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[6]	7.30%	(0.36%)	2.01%
C000007310 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[7]	7.30%	(0.36%)	2.01%
Standard And Poor s 500 Utilities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Utilities Index
Average Annual Return, Percent	[8]	16.04%	9.73%	10.61%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent	[4]	15.91%	11.33%	10.53%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent	[3]	18.56%	15.32%	18.13%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Average Annual Return, Percent	[9],[10]	8.66%	6.65%	12.49%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent	[11]	13.01%	3.18%	9.57%

[1]	Source: FactSet Research Systems Inc.
[2]	Source: FactSet Research Systems Inc.
[3]	Source: FactSet Research Systems Inc.
[4]	Source: FactSet Research Systems Inc.
[5]	Source: FactSet Research Systems Inc.
[6]	Source: FactSet Research Systems Inc.
[7]	Source: FactSet Research Systems Inc.
[8]	Source: FactSet Research Systems Inc.
[9]	Source: FactSet Research Systems Inc.
[10]	Source: FactSet Research Systems Inc.
[11]	Source: FactSet Research Systems Inc.